Annual Fund Operating Expenses - Investor - Vanguard Explorer Value Fund - Investor Shares	Dec. 22, 2020
Operating Expenses:
Management Fees	0.61%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.64%